Deferred share units (Tables)	9 Months Ended
Sep. 30, 2024
Deferred Share Units
Summary of number and weighted average exercise prices of cash settled deferred shares units

	Units	Amount
	#	$
Balance – January 1, 2024	-	-
Granted – Replacement awards (note 3)	49,230	344
Exercised	(12,250)	(74)
Change in fair value of cash-settled DSUs	-	(131)
Balance – September 30, 2024	36,980	139

Summary of number and weighted average exercise prices of equity settled deferred shares units
	2024	Amount
	#	$
Balance – January 1, 2024	-	-
Granted	65,000	411
Balance – September 30, 2024	65,000	411